Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Schedule of Supplemental Proforma Information

The following table summarizes the results of continuing operations of the Parade acquisition from the acquisition date included in the consolidated results of continuing operations and the unaudited pro forma results of continuing operations of the combined entity had the date of the acquisition been January 1, 2022:

Year Ended December 31, 2022
Parade continuing operations from acquisition date of April 1, 2022 (unaudited):
Revenue	$40,071
Net loss	(2,494)
Combined entity continuing operations supplemental pro forma information had the acquisition date been January 1, 2022 (unaudited):
Revenue:
Parade	$55,981
Arena	207,681
Total continuing operations supplemental pro forma revenue	$263,662
Net loss:
Parade	$(3,070)
Arena	(67,788)
Adjustments	(1,940)
Total continuing operations supplemental pro forma net loss	$(72,798)

Schedule of Preliminary Price Allocation

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Lease deposit receivable	$420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	18,384
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(2,676)
Net assets acquired	$25,000

Athlon Holdings Inc [Member]
Asset Acquisition [Line Items]
Schedule of Composition of Purchase Price	The composition of the purchase price is as follows:
Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

Summary of Purchase Price Allocation

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

Fexy Studios [Member]
Asset Acquisition [Line Items]
Schedule of Composition Preliminary Assets Purchase Price	The composition of the purchase price is as follows:
Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307
The composition of the purchase price is as follows:
Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307

Summary of Preliminary Assets Purchase Price Allocation

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307